Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC
Central Index Key	0000828475
Amendment Flag	false
Document Creation Date	Apr. 28, 2015
Document Effective Date	May 01, 2015
Prospectus Date	May 01, 2015
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class A
Risk/Return:
Trading Symbol	DRNJX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class C
Risk/Return:
Trading Symbol	DCNJX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class Z
Risk/Return:
Trading Symbol	DZNJX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class I
Risk/Return:
Trading Symbol	DNMIX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class Y
Risk/Return:
Trading Symbol	DNJYX